Income Taxes (Details Textual)	6 Months Ended		12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 USD ($)
Income taxes (Textual)
Federal statutory income tax rate, Minimum	15.00%	15.00%	15.00%	15.00%
Federal statutory income tax rate, Maximum	35.00%	35.00%	35.00%	35.00%
People republic of China statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Net operating tax loss carried forwards			$ 4,767,000		$ 780,590
Tax rate levied on non Prc resident enterprises	10.00%	10.00%	10.00%	10.00%
Undistributed earnings	37,800,000		31,000,000		26,000,000
Statute of limitations for underpayment of taxes	3 years	3 years	3 years	3 years
Statute of limitations for underpayment of taxes more than specified limit	5 years	5 years	5 years	5 years
Underpayment of taxe	$ 15,000	100,000	$ 15,000	100,000
Statute of limitations in case of transfer pricing	10 years	10 years	10 years	10 years
Federal statutory income tax rate			34.00%	34.00%